Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	$ 12,285,078	$ 7,614,276
Payroll liabilities	297,834	627,010
Allowance for doubtful accounts	457,028	269,560
Other deductible temporary difference	158,337	52,955
Deferred tax assets	13,198,277	8,563,801
Less valuation allowance	(12,687,777)	(7,727,287)
Deferred tax assets, net	510,500	836,514
Recognition of intangible assets arising from business combination	(52,319)	0
Deferred tax liabilities, net	$ (52,319)	$ 0